Exhibit 99.2 Schedule 3

Client Name:	Barclays
Client Project Name:	BARC 2024-NQM2
Start - End Dates:	2/xx/2024 - 2/xx/2024
Deal Loan Count:	5

Loan Level Tape Compare Upload

Loans in Report	5
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
900000771	xx	Disbursement Date	02/xx/2024	02/xx/2024
900000771	xx	DTI Qualifying (Back)	28.6900	28.9300
900000770	xx	Disbursement Date	02/xx/2024	02/xx/2024
900000770	xx	Total Cash Out	xx	xx
900000769	xx	Cash Reserves	146579.56	129524.42
900000769	xx	Disbursement Date	02/xx/2024	02/xx/2024
900000769	xx	DTI Qualifying (Back)	39.9000	39.2500
900000769	xx	Months Reserves	38.00	34.93

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.